Related party transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related party transactions
Schedule of transactions with joint arrangements and associates

	2023	2022	2021
	€m	€m	€m
Sales of goods and services to associates	20	20	14
Purchase of goods and services from associates	8	10	5
Sales of goods and services to joint arrangements	220	221	203
Purchase of goods and services from joint arrangements	263	298	109
Interest income receivable from joint arrangements[1]	52	48	65
Interest expense payable to joint arrangements[1]	33	52	56

Trade balances owed:
by associates	7	8	–
to associates	1	6	–
by joint arrangements	170	139	–
to joint arrangements	329	34	–
Other balances owed by associates	–	80	–
Other balances owed by joint arrangements[1]	980	1,080	–
Other balances owed to joint arrangements[2]	5,628	1,561	–

Notes:

1	Amounts arise primarily through VodafoneZiggo and Oak Holdings 1 GmbH. Interest is paid/received in line with market rates.
2	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH (2022: INWIT S.p.A.).